Employee Benefit Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement Benefits [Abstract]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	6.00%
Defined Contribution Plan, Contributions	$ 7,000,000	$ 6,000,000	$ 5,000,000
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 0